September 30, 2011
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A, Class C and Class R shares of each of the Allianz AGIC Global Managed Volatility Fund, Allianz Global Investors Solutions 2025 Fund, Allianz Global Investors Solutions 2035 Fund, Allianz Global Investors Solutions 2045 Fund and Allianz Global Investors Solutions 2055 Fund (the “Funds”), each a new series of the Trust.

2.	Prospectus for Institutional Class, Class P, Administrative Class and Class D shares of the Funds.

3.	The Statement of Additional Information of the Funds.
The Amendment is being submitted to register Class A, Class C, Class D, Class P and Institutional Class shares of Allianz AGIC Global Managed Volatility Fund, and Class A, Class P, Class R, Institutional Class and Administrative Class shares of each of Allianz Global Investors Solutions 2025 Fund, Allianz Global Investors Solutions 2035 Fund, Allianz Global Investors Solutions 2045 Fund and Allianz Global Investors Solutions 2055 Fund. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-235-4814) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Chetan A. Aras
Chetan A. Aras, Esq.

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cc:	Thomas J. Fuccillo, Esq. Angela Borreggine, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Johnathan C. Mathiesen, Esq. Jessica L. Reece, Esq.